Stockholders' equity - Weighted Average Assumptions (Details) (USD $)	3 Months Ended			12 Months Ended								3 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Tecogen	Dec. 31, 2013 Tecogen	Dec. 31, 2012 Tecogen	Dec. 31, 2013 Tecogen Stock options	Dec. 31, 2012 Tecogen Stock options	Mar. 31, 2014 Tecogen Restricted stock	Dec. 31, 2013 Tecogen Restricted stock	Dec. 31, 2012 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock	Mar. 31, 2014 Ilois	Dec. 31, 2013 Ilois	Dec. 31, 2012 Ilois	Dec. 31, 2012 Ilois Stock options	Dec. 31, 2013 Ilois Restricted stock	Dec. 31, 2012 Ilois Restricted stock	Dec. 31, 2013 Minimum Tecogen Restricted stock	Dec. 31, 2013 Minimum Ilois Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Exercise Price (usd per share)			$ 4.50		$ 3.20							$ 0.00	$ 0.00	$ 0.50
Award vesting period						4 years	4 years						4 years					90 days	90 days
Fair value of options issued				$ 80,952	$ 20,223									$ 9,750
Weighted-average grant date fair value of options granted														$ 0.20
Vesting percentage																		100.00%	100.00%
Expected life						5 years 7 months 18 days	6 years 3 months								6 years 3 months
Risk-free interest rate						1.34%	0.70%								2.03%
Expected volatility															36.10%
Allocated Share-based Compensation Expense	32,491	57,638			136,184								(41,311)	59,361
Options granted			43,325	76,500	17,500							0	0	50,000
Award expiration period						10 years	10 years						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								361,570	361,570	399,070	483,317					310,000	510,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				0 years 6 months 22 days								2 years 2 months 23 days	1 year 7 months 1 day
Compensation cost related to unvested restricted stock awards and stock option awards not yet recognized	$ 189,486			$ 124,845	$ 183,230								$ 9,004	$ 67,493